Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Summary related to operating leases

Amount
RMB
Operating lease right-of-use assets, net	15,363
Operating lease liabilities - current	11,481
Operating lease liabilities - non-current	800
Total operating lease liabilities	12,281
Weighted average remaining lease term	1.04
Weighted average discount rate	4.75%

Amount
RMB
Operating lease expenses	21,959
Short-term lease expenses	759
Total lease expenses *	22,718
Cash paid for amounts included in the measurement of lease liabilities	20,146
Supplemental noncash information on lease liabilities arising from obtaining right-of- use assets	2,467

Summary of maturity of operating lease liabilities under the Group's non-cancellable operating leases

Amount
RMB
2020	11,921
2021	651
2022	22
Total future minimum payments	12,954
Less: interest	(313)
Present value of operating lease liabilities	12,281

Summary of future minimum lease payment obligations and minimum sublease income, net of expenses, under non-cancellable operating leases before the adoption of ASC 842

Amount
RMB
2019	17,954
2020	17,882
Total future minimum payments	35,836